Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets:
Property, plant and equipment	$ 6,815,000	$ 8,489,000	$ 8,010,000
Intangible assets	64,300,000	48,705,000	37,984,000
Deposits and other receivables	801,000	783,000	2,311,000
Other non-current financial assets	360,000	337,000	357,000
Total non-current assets	72,276,000	58,314,000	48,662,000
Current assets:
Inventories	6,335,000	9,387,000	6,433,000
Trade receivables	8,115,000	8,494,000	13,622,000
Contract assets	497,000	176,000	789,000
Prepaid expenses	1,422,000	1,399,000	2,108,000
Other receivables	4,958,000	5,799,000	7,252,000
Research tax credit receivable	9,864,000	4,515,000	5,863,000
Short-term deposits	0	5,000,000	0
Cash and cash equivalents	5,705,000	5,671,000	4,835,000
Total current assets	36,896,000	40,441,000	40,902,000
Total assets	109,172,000	98,755,000	89,564,000
Equity (deficit):
Issued capital	2,878,000	2,306,000	3,687,000
Share premium	14,568,000	2,418,000	298,389,000
Other capital reserves	70,261,000	62,870,000	57,198,000
Accumulated deficit	(93,362,000)	(65,099,000)	(383,554,000)
Other components of equity	(416,000)	(391,000)	(26,000)
Total equity (deficit)	(6,071,000)	2,104,000	(24,306,000)
Non-current liabilities:
Government grant advances and loans	3,256,000	6,235,000	9,354,000
Lease liabilities	1,645,000	2,278,000	3,373,000
Provisions	2,222,000	2,196,000	2,137,000
Trade payables	0	1,788,000	964,000
Deferred tax liabilities	264,000	258,000	138,000
Contract liabilities	0	404,000	2,706,000
Total non-current liabilities	7,387,000	59,817,000	65,126,000
Current liabilities:
Trade payables	16,281,000	9,342,000	13,916,000
Convertible debt	52,278,000	0	0
Lease liabilities	1,471,000	1,291,000	1,247,000
Unsecured related party loan	8,922,000	0	0
Government grant advances and loans	4,606,000	4,159,000	6,206,000
Other current liabilities and provisions	8,899,000	8,355,000	9,180,000
Contract liabilities	5,852,000	5,964,000	8,677,000
Total current liabilities	107,856,000	36,834,000	48,744,000
Total equity and liabilities	109,172,000	98,755,000	89,564,000
Interest-bearing receivables financing
Current liabilities:
Interest-bearing financing of receivables	9,544,000	7,723,000	9,518,000
Convertible debt
Non-current liabilities:
Convertible debt	0	43,455,000	36,373,000
Convertible debt embedded derivative		3,203,000	10,081,000
Current liabilities:
Interest-bearing financing of receivables	52,278,000	0	0
Convertible debt embedded derivative	$ 3,000	$ 0	$ 0